Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Balance at the beginning	¥ 120,510		¥ 15,291
Goodwill, Acquired During Period			105,219
Impairment of goodwill	(15,291)	$ (2,224)	0	¥ 0
Balance at the end	105,219	$ 15,303	120,510	15,291
E Commerce [Member]
Balance at the beginning	15,291		15,291
Goodwill, Acquired During Period			0
Impairment of goodwill	(15,291)
Balance at the end	0		15,291	15,291
Jiedian [Member]
Balance at the beginning	105,219		0
Goodwill, Acquired During Period			105,219
Impairment of goodwill	0
Balance at the end	¥ 105,219		¥ 105,219	¥ 0